Inventories	12 Months Ended
Dec. 31, 2015
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories:

	December 31,	December 31,
	2015	2014

Finished goods	$1,185	$1,815
Work in process	703	1,013
Raw materials	2,505	2,449
Inventory consigned to others	8	58
	$4,401	$5,335

During the year ended December 31, 2015, the Company recorded a write-down of $2,028 (2014 – $1,547) in inventory. Included in the write-down during the year ended December 31, 2015 is a write-down of $1,125 of repurchased unsold inventory as part of a termination agreement.